Employee Benefit Plans (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Nov. 30, 2015	May. 29, 2013	May. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Employee contribution of pretax annual compensation				40.00%
Employee matching contribution, percent of match				50.00%
Employee matching contribution, percent of employees' gross pay				6.00%
Company expense, Profit Sharing Plan				$ 38.2	$ 35.6	$ 31.1
Common Stock, Shares Authorized				600,000,000	600,000,000
Intrinsic value of options exercised				$ 72.9	$ 92.5	$ 134.9
Weighted average fair value of options granted (in dollars per share)				$ 10.67	$ 9.15	$ 7.85
Restricted stock price, exercise price range, lower limit (in dollars per share)				61.33	52.85	36.49
Restricted stock price, exercise price range, upper limit (in dollars per share)				$ 69.33	$ 64.04	$ 52.19
Stock vesting period				3 years
Total unrecognized compensation cost related to non-vested stock awards				$ 206.4	$ 131.1
Weighted average period over which compensation cost is expected to be recognized				1 year 7 months 6 days	1 year 8 months 12 days
Selling, General and Administrative Expenses [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock-based compensation				$ 97.9	$ 57.4	$ 57.4
Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of additional shares authorized		6,000,000.0	12,000,000.0
SunGard 2005 Management Incentive Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of additional shares authorized	10,000,000.0
Common Stock, Shares Authorized	2,400,000
Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Restricted stock, shares granted				800,000	800,000	800,000
Unvested restricted shares outstanding				3,900,000	1,800,000
Liability Based Awards not Credited to Additional Paid In Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Compensation expense					$ 1.7	$ 4.0
Stock Purchase Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum percentage contribution made by employees of their salary to employee benefit plan				3.00%
Maximum percentage contribution made by employees of their salary to employee benefit plan				15.00%
Compensation expense				$ 26.2	26.0	$ 22.0
Kardoba Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation				47.7	50.6
Projected benefit plan, plan obligation				$ 48.5	$ 51.6